YieldMax GOOGL Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 2.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.4%
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $367.50	$114,317,730	3,210	$832,995
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $357.50	128,562,930	3,610	2,156,975
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $400.01	242,880,660	6,820	2,764,487
			5,754,457

TOTAL PURCHASED OPTIONS (Cost $10,108,533)			5,754,457

SHORT-TERM INVESTMENTS - 114.6%
Money Market Funds - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		199,394	199,394

U.S. Treasury Bills - 114.5%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$71,034,000	71,012,720
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		73,860,000	73,630,398
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		56,830,000	56,406,786
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		35,760,000	35,278,514
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		37,804,000	37,019,205
			273,347,623

TOTAL SHORT-TERM INVESTMENTS (Cost $273,518,192)			273,547,017

TOTAL INVESTMENTS - 117.0% (Cost $283,626,725)			$279,301,474
Liabilities in Excess of Other Assets - (17.0)%			(40,597,456)
TOTAL NET ASSETS - 100.0%			$238,704,018

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.

YieldMax GOOGL Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (15.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.5)%
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $360.00	$(114,317,730)	(3,210)	$(1,548,825)
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $347.50	(128,562,930)	(3,610)	(4,313,950)
			(5,862,775)

Put Options - (13.0)%
Alphabet, Inc., Expiration: 9/18/2026; Exercise Price: $400.01	(242,880,660)	(6,820)	(31,114,818)

TOTAL WRITTEN OPTIONS (Premiums received $31,758,783)			$(36,977,593)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.